Promissory Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Promissory Notes Payable

In October 2015, the Company entered into a secured promissory note with an investor in the principal amount of 102,000 Canadian Dollars ($79,768). The Company received proceeds of 75,000 Canadian Dollars ($58,653) and 27,000 Canadian Dollars ($21,115) was recorded as an original issue discount which will be accreted over the life of the note to interest expense. The promissory note requires a daily payment of 324 Canadian Dollars ($249) until January 26, 2017 and carries a 40.0% interest rate. The promissory note is secured by all assets of the Company. The outstanding principal balance on the note at June 30, 2016 was 71,312 Canadian Dollars ($55,208) and the carrying amount of the original issue discount was 12,065 Canadian Dollars ($9,759). The outstanding principal balance on the note at December 31, 2015 was 87,480 Canadian Dollars ($63,208) and the carrying amount of the original issue discount was 23,677 Canadian Dollars ($17,108).

The amounts repayable under the secured promissory note as at June 30, 2016 were as follows:

Balance owing, June 30, 2016	$45,449

Less amounts due within one year	(45,449)

$-

The amounts repayable under the secured promissory note as at December 31, 2015 were as follows:

Balance owing, December 31, 2015	$46,100

Less amounts due within one year	(41,456)

$4,644

In October, 2015, the Company entered into a secured promissory note with an investor in the principal amount of 102,000 Canadian Dollars. The Company received proceeds of 75,000 Canadian Dollars and 27,000 Canadian Dollars was recorded as an original issue discount which will be accreted over the life of the note to interest expense. The promissory note requires a daily payment of 324 Canadian Dollars until January 26, 2017 and carries a 40.0% interest rate. The promissory note is secured by all assets of the Company. The outstanding principal balance on the note at December 31, 2015 was 87,480 Canadian Dollars.

In October, 2015, the Company entered into an unsecured promissory note with an investor in the principal amount of 25,300 Canadian Dollars. The proceeds were wired directly to a supplier of the Company to secure production capacity. In connection with this note, the Company issued 100,000 shares of common stock valued at $26,000. The fair value of the consideration given under this agreement was allocated proportionately to the two instruments (the note and common stock) resulting in $12,823 being allocated to the common stock and a debt discount. By December 31, 2015, the note was repaid and the debt discount was recognized as interest expense.

The amounts repayable under the secured promissory note are as follows:

	2015	2014

Balance owing, December 31, 2015	$46,100	$-

Less amounts due within one year	(41,456)	-

	$4,644	$-